Consolidated Statements of Changes in Partners' Capital (USD $) In Thousands, except Share data	Total	General Partner	Limited Common Unitholders	Limited Subordinated Unitholders	Limited Subordinated Series A Unitholders
Balance at Dec. 31, 2010	$ 491,503	$ 1,685	$ 651,965	$ (168,229)	$ 6,082
Balance, Units at Dec. 31, 2010		1,028,599	41,779,404	7,621,843	1,000,000
Cash distribution paid	(45,840)	(1,377)	(37,908)	(6,555)	0
Proceeds from issuance of common units, net of offering costs	86,288		86,288
Proceeds from issuance common units net offering costs, Units			4,600,000
Proceeds from issuance of general partners units (see note 9)	2,052	2,052
Proceeds from issuance of general partners units (see note 9), Units		104,244
Issuance of units for vessel acquisitions	9,960		9,960
Issuance of units for vessel acquisitions, Units			507,916
Net income	30,111	602	27,864	1,645	0
Balance at Jun. 30, 2011	574,074	2,962	738,169	(173,139)	6,082
Balance, Units at Jun. 30, 2011		1,132,843	46,887,320	7,621,843	1,000,000
Balance at Dec. 31, 2011	559,639	1,976	729,550	(177,969)	6,082
Balance, Units at Dec. 31, 2011		1,132,843	46,887,320	7,621,843	1,000,000
Cash distribution paid	(51,752)	(1,760)	(49,992)
Proceeds from issuance of common units, net of offering costs	68,563		68,563
Proceeds from issuance common units net offering costs, Units			4,600,000
Proceeds from issuance of general partners units (see note 9)	1,472	1,472
Proceeds from issuance of general partners units (see note 9), Units		93,878
Issuance of units for vessel acquisitions	0		0
Issuance of units for vessel acquisitions, Units			0
Net income	33,618	672	32,946
Conversion of subordinated units to common units	0		(177,969)	177,969
Conversion of subordinated units to common units, Units			7,621,843	(7,621,843)
Conversion of subordinated Series A units to common units	0		6,082		(6,082)
Conversion of subordinated Series A units to common units, Units			1,000,000		(1,000,000)
Balance at Jun. 30, 2012	$ 611,540	$ 2,360	$ 609,180	$ 0	$ 0
Balance, Units at Jun. 30, 2012		1,226,721	60,109,163	0	0